Long-term-Payable - Additional Information (Detail)		12 Months Ended
	Dec. 21, 2018 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 21, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Sep. 30, 2016 CAD ($)	Sep. 30, 2016 USD ($)
Noncurrent Payables [Line Items]
Intangible assets		$ 7,650,598		$ 5,307,634		$ 850,000
Intangible assets fair value					$ 935,804
Royalty fee payable		$ 341,825		372,592
Description of payment terms		In connection with this agreement, Neptune must also pay royalties based on sales, using this specialty ingredient. Minimum annual volumes must be reached for the duration of the agreement of 11 years.
Royalty agreement term		11 years
Short term payable		$ 542,285		558,045
Long term payable		111,686		249,714
Intangible assets (note 8)		7,650,598		$ 5,307,634		$ 850,000
Lonza Agreement
Noncurrent Payables [Line Items]
Intangible assets	$ 2,718,208
Royalty agreement term	5 years
Short term payable		220,500
Intangible assets (note 8)	$ 2,718,208
Upfront payment	1,768,260		$ 1,300,000
Minimum commitments payments	147,000
Present value of future royalty payments	$ 802,948
Long term payable		$ 743,651